Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO) ($)	CAP to PEO(2)(3) ($)	Avg SCT Total for non-PEO NEOs ($)	Avg CAP to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	CSM: Adjusted Cash Flow from Operations*(6) ($)
					TSR(4) ($)	Peer Group TSR(4)(5) ($)
2023	24,737,493	13,440,872	5,751,083	3,930,874	145.27	111.48	2,056,000,000	3,637,000,000
2022	20,672,072	54,746,734	5,388,919	11,074,607	166.57	106.08	4,896,000,000	3,913,000,000
2021	19,876,767	38,893,119	5,274,973	9,100,357	116.47	91.84	7,005,000,000	4,475,000,000
2020(7)	20,807,144	14,601,902	5,526,430	2,671,853	90.08	82.41	3,189,000,000	5,135,000,000
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Company Selected Measure Name	Adjusted Cash Flow from Operations
Named Executive Officers, Footnote	Ms. Warden is included as the Principal Executive Officer (PEO), CEO, for years 2023, 2022, 2021 and 2020. Messrs. Keffer, Caylor and Jones and Ms. Roeder are included in the non-PEO NEO averages for 2023. Messrs. Keffer, Bromberg, Caylor and Jones are included in the non-PEO NEO averages for 2022. Messrs. Keffer, Caylor, Larson and Ms. Petryszyn are included in the non-PEO NEO averages for 2021. Messrs. Keffer, Caylor, Larson, Pamiljans and Bedingfield are included in the non-PEO NEO averages for 2020.
Peer Group Issuers, Footnote	Standard & Poor’s (S&P) Aerospace and Defense (A&D) Index as disclosed in the Company’s Annual Report on Form 10-K, filed on January 25, 2024.
PEO Total Compensation Amount	$ 24,737,493	$ 20,672,072	$ 19,876,767	$ 20,807,144
PEO Actually Paid Compensation Amount	$ 13,440,872	54,746,734	38,893,119	14,601,902
Adjustment To PEO Compensation, Footnote	The CAP calculations for the PEO and non-PEO NEOs are included in the table below, as defined by the SEC. The non-PEO NEOs reflect an average for each year.
CAP Calculation =
Summary Compensation Table
- Annual stock award
- Change in pension value (a)
+ Pension service cost
+ Prior pension service cost
± Fair value of current year equity awards, annual change in fair value as of year-end for unvested awards, fair value as of vesting of awards granted and vested in year, annual change in value as of vesting of prior year's awards, annual change in value of prior year's awards forfeited and value of dividends or other earnings paid on stock

Year ($M)	CAP Calculation (per SEC)
	PEO
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2023	24.7	(16.0)	(1.2)	0.35	—	5.5	13.4
2022	20.7	(14.3)	—	0.52	—	47.8	54.7
2021	19.9	(13.5)	(0.4)	0.51	—	32.4	38.9
2020	20.8	(13.5)	(1.1)	0.42	—	8.0	14.6
Key components that factor into the amount reported as CAP (in accordance with the SEC definition) are the Company’s year-end stock value and equity awards. Executives receive the value of their equity grants only upon vesting. The value reflected for unvested grants, as calculated in CAP, does not reflect value actually received or realized by the executives during the covered year. The equity component of CAP for fiscal years 2023, 2022, 2021 and 2020 are further detailed in the table below. The equity values were calculated in accordance with the SEC methodology for determining CAP for each year shown.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year ($M)	Equity Valuation
	PEO
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2023	17.1	(8.1)	—	(4.6)	—	1.1	5.5
2022	25.5	13.2	—	8.2	—	0.9	47.8
2021	22.5	4.7	—	4.4	—	0.8	32.4
2020	11.6	(3.1)	—	(0.9)	—	0.4	8.0

Non-PEO NEO Average Total Compensation Amount	$ 5,751,083	5,388,919	5,274,973	5,526,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,930,874	11,074,607	9,100,357	2,671,853
Adjustment to Non-PEO NEO Compensation Footnote

Year ($M)	CAP Calculation (per SEC)
	Non-PEO NEOs (Avg)
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2023	5.8	(3.2)	(0.2)	0.04	—	1.5	3.9
2022	5.4	(3.4)	—	0.05	—	9.1	11.1
2021	5.3	(3.1)	(0.1)	0.06	—	7.0	9.1
2020	5.5	(2.8)	(0.4)	0.09	—	0.3	2.7
a.The change in pension value amounts relate solely to the increased present value of the NEO’s pension plan benefits using mandatory SEC assumptions, see additional information in the Summary Compensation Table on page 71.

Year ($M)	Equity Valuation
	Non-PEO NEOs (Avg)
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2023	3.5	(1.4)	—	(0.8)	—	0.2	1.5
2022	5.6	2.2	—	1.2	—	0.1	9.1
2021	5.0	1.0	0.2	0.7	—	0.1	7.0
2020	2.4	(0.5)	—	(0.1)	(1.6)	0.1	0.3
In 2023, the fair value of grants slightly decreased. In 2022 and 2021, the fair value of the grants awarded in the respective years increased at the end of the year due to the growth in stock price, which is a key driver of the amount of, and change in, CAP year-over-year. The grant date aggregate fair value of the grants awarded in 2020 was higher compared to the fair value at the end of the year due to the decrease in stock price.
The Company’s relative TSR and operational metrics score determine the number of performance shares that vest for each three-year cycle, ranging from 0% to 200% for the 2023, 2022 and 2021 RPSR grants, and 0% to 150% for the RPSR grants awarded in 2020, 2019 and 2018. The executive RPSR performance scores were 141%, 135%, 122% and 105%, in 2023, 2022, 2021, and 2020, respectively, which contributed to the incremental change in CAP year-over-year, along with the change in stock price.
	Mr. Bedingfield terminated his employment in 2020 and was not retirement eligible. He forfeited nearly $8M in equity value. The average non-PEO NEO CAP in 2020 was greatly impacted by the forfeited awards. Additional details included in footnote seven.
Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the Company’s three-year cumulative TSR outperformed the companies included in the S&P A&D Index. The PEO and other non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income	* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”
Tabular List, Table
These key financial performance measures are as follows:

Performance Measures	Type
Adjusted Cumulative FCF*	RPSR Metric
Relative TSR	RPSR Metric
Return on Invested Capital* (ROIC)	RPSR Metric
Absolute TSR	Value of LTI
Adjusted Cash Flow from Operations*	CSM/AIP Metric
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Total Shareholder Return Amount	$ 145.27	166.57	116.47	90.08
Peer Group Total Shareholder Return Amount	111.48	106.08	91.84	82.41
Net Income (Loss)	$ 2,056,000,000	$ 4,896,000,000	$ 7,005,000,000	$ 3,189,000,000
Company Selected Measure Amount	3,637,000,000	3,913,000,000	4,475,000,000	5,135,000,000
PEO Name	Ms. Warden
Additional 402(v) Disclosure	(7) Mr. Bedingfield was the Corporate Vice President and Chief Financial Officer in 2019. He stepped down from his position effective February 17, 2020 and left the Company February 21, 2020. On February 6, 2020 the Company filed a Form 8-K which included, as an exhibit, the Separation Agreement with Mr. Bedingfield. A significant portion of Mr. Bedingfield's LTI awards were forfeited upon termination, amounting in a loss of about $8M. With Mr. Bedingfield excluded, the average CAP for non-PEO NEOs is $4.5M.
RSPR Performance Score	1.41	1.35	1.22	1.05
Performance Share Range, Minimum	0	0	0	0	0	0
Performance Share Range, Maximum	2	2	2	1.50	1.50	1.50
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Cumulative FCF*
Non-GAAP Measure Description	Adjusted Cash Flow from Operations* was selected as the CSM to focus on an annual metric, per SEC guidance. This metric emphasizes the importance of generating cash for strategy execution and enables management to make capital investment decisions, which were impacted by pension reimbursements in 2023 and 2022, as well as tax legislation in 2022. Since it has a stronger focus on our annual performance rather than long-term performance, the impact of Adjusted Cash Flow from Operations* on CAP is moderate compared to the LTI plan metrics.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	TSR has been calculated in the same manner as under S-K 402(v)(2)(iv).
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital* (ROIC)
Non-GAAP Measure Description	Adjusted Cash Flow from Operations*, as defined on page 116, is the Company Selected Measure (CSM), linking performance for the most recently completed fiscal year to CAP for the PEO and non-PEO NEOs. The selected measure focuses on cash generation for strategy execution and enables management to make capital investment decisions that support long-term profitable growth. For more information, including how the measure is calculated, see “Appendix A - Use of Non-GAAP Financial Measures” on page 116.
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Cash Flow from Operations*
PEO | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,000,000.0)	$ (14,300,000)	$ (13,500,000)	$ (13,500,000)
PEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200,000)	0	(400,000)	(1,100,000)
PEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,000	520,000	510,000	420,000
PEO | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,500,000	47,800,000	32,400,000	8,000,000.0
PEO | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,100,000	25,500,000	22,500,000	11,600,000
PEO | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,100,000)	13,200,000	4,700,000	(3,100,000)
PEO | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,600,000)	8,200,000	4,400,000	(900,000)
PEO | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,000	900,000	800,000	400,000
Non-PEO NEO | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,200,000)	(3,400,000)	(3,100,000)	(2,800,000)
Non-PEO NEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,000)	0	(100,000)	(400,000)
Non-PEO NEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,000.00	50,000.00	60,000.00	90,000.00
Non-PEO NEO | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,500,000	9,100,000	7,000,000.0	300,000
Non-PEO NEO | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,500,000	5,600,000	5,000,000.0	2,400,000
Non-PEO NEO | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,400,000)	2,200,000	1,000,000.0	(500,000)
Non-PEO NEO | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	200,000	0
Non-PEO NEO | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,000)	1,200,000	700,000	(100,000)
Non-PEO NEO | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,600,000)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 200,000	$ 100,000	$ 100,000	$ 100,000